19. OTHER FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Current		$ 129,222,021	$ 140,452,483
Non-current		191,209,617	127,810,125
Loans from financial institutions
Disclosure of financial liabilities [line items]
Current		109,718,013	113,957,750
Non-current		28,337,933	25,959,595
Bonds payable and promissory notes
Disclosure of financial liabilities [line items]
Current		10,651,813	23,144,728
Non-current		147,017,554	98,259,850
Finance lease
Disclosure of financial liabilities [line items]
Current		80,420	37,037
Non-current		393,106	460,338
Hedge derivatives
Disclosure of financial liabilities [line items]
Current	[1]	7,823,630	3,257,209
Non-current	[1]	15,461,024	3,130,342
Non-hedge derivatives
Disclosure of financial liabilities [line items]
Current	[2]	948,145	55,759
Non-current	[2]	$ 0	$ 0

[1]	Please refer to Note 18.1.
[2]	Please refer to Note 20.